Consolidated Statements of (Loss) Earnings - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenues (Note 5)	$ 2,405	$ 2,845
Fuel and purchased power (Note 6)	935	939
Carbon compliance costs (Note 16)	50	112
Gross margin	1,420	1,794
Operations, maintenance and administration (Note 6)	711	655
Depreciation and amortization (Note 19, 20, 21 and 27)	579	531
Asset impairment (reversals) charges (Note 7)	(13)	46
Taxes, other than income taxes	50	36
Net other operating income (Note 8)	(47)	(59)
Operating income	140	585
Equity income (Note 9)	6	5
Fair value change in contingent consideration payable (Note 7)	37	0
Finance lease income (Note 17)	23	14
Interest income	28	30
Interest expense (Note 10)	(347)	(324)
Foreign exchange (loss) gain	(21)	5
(Loss) gain on sale of assets and other	(7)	4
(Loss) earnings before income taxes	(141)	319
Income tax expense (Note 11)	17	80
Net (loss) earnings	(158)	239
Net (loss) earnings attributable to:
Common shareholders	(138)	229
Non-controlling interests (Note 12)	(20)	10
Net (loss) earnings	(158)	239
Preferred share dividends (Note 29)	52	52
Net (loss) earnings attributable to common shareholders	$ (190)	$ 177
Weighted average number of common shares outstanding in the year (in shares)	297	302
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ (0.64)	$ 0.59
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ (0.64)	$ 0.59